John Hancock High Yield Fund Average Annual Total Returns - John Hancock Bond Trust Class NAV [Member]	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	0.19%	1.35%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.20%	4.04%		5.08%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	3.35%		4.43%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	0.93%		1.85%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.02%	1.48%		2.21%